Basis of Presentation and Consolidation (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Aug. 26, 2022
Riverview
Class of Stock [Line Items]
Number of shares issued for each unit			1
Common stock par value ( in dollars per share)			$ 0.01
Riverview | Common Stock
Class of Stock [Line Items]
Number of shares issued for each unit			0.1049203474320
Common stock par value ( in dollars per share)			$ 0.01
Westrock Coffee Company, LLC. | Falcon Coffees Limited
Class of Stock [Line Items]
Percentage of ownership interest	85.00%	85.00%
Series A Redeemable Common Equivalent Preferred Units | Riverview
Class of Stock [Line Items]
Number of shares issued for each unit			0.1086138208640
Series B Redeemable Common Equivalent Preferred Units | Riverview
Class of Stock [Line Items]
Number of shares issued for each unit			0.1049203474320
Series A Redeemable Common Equivalent Preferred Shares | Riverview
Class of Stock [Line Items]
Number of shares issued for each unit			0.1086138208740
Series B Redeemable Common Equivalent Preferred Shares | Riverview
Class of Stock [Line Items]
Number of shares issued for each unit			0.0919280171940